Contingencies (Details Textual) ₨ in Millions			3 Months Ended	12 Months Ended		60 Months Ended
	Feb. 28, 2022 INR (₨)	Jan. 31, 2020 INR (₨)	Jun. 30, 2016 INR (₨)	Mar. 31, 2025 INR (₨) ₨ / a	Mar. 31, 2013 INR (₨)	Mar. 31, 2013 INR (₨)	Mar. 31, 2024 INR (₨)	Sep. 15, 2017 INR (₨)	Sep. 13, 2017 INR (₨)	Aug. 08, 2017 INR (₨)	Jul. 27, 2017 INR (₨)	Mar. 31, 2008 INR (₨)	Mar. 31, 2006 INR (₨)
Disclosure of contingent liabilities [line items]
Other provisions				₨ 6,324.0			₨ 5,444.0
Demand made by Indian Sales Tax Authorities to the company				482.0
Payments under protest	₨ 123.0
VAT Provision Recorded				₨ 51.0
Security Deposit For Expansion On Turnover				1.00%
Provision For Cost Of Expansion				₨ 29.4
Deposit On Demand For Remediation Fee		₨ 60.0
Tax demand received from GST authorities				31.0
Provision For Tax Demand From GST Authorities				31.0
Notice Received From Commissioner Of Goods And Services Tax India Alleging That the Company Irregularly Availed Input tax Credit		₨ 307.0
Cardiovascular [Member]
Disclosure of contingent liabilities [line items]
Other provisions				479.0			₨ 437.0
Issued Notice Demanding Payment By NPPA											₨ 776.0
Deposit Made On Demand									₨ 100.0
Bank Guarantee								₨ 676.0
Amount Directed to be Deposited by Court										₨ 100.0
Bank Guarantee Directed by Delhi High Court to be Furnished								₨ 676.0
Fuel Surcharge Adjustments [Member]
Disclosure of contingent liabilities [line items]
Other provisions				₨ 219.0
Total amount approved by APERC for collection regarding FSA charges						₨ 482.0
Payments under protest					₨ 354.0
Fuel and energy expense			₨ 55.0
Norfloxacin, India litigation [Member]
Disclosure of contingent liabilities [line items]
Amount discharged against Penalty													₨ 77.0
Percentage of amount discharged against penalty				50.00%
Issued Notice Demanding Payment By NPPA													₨ 285.0
Additional deposit amount against penalty												₨ 30.0
Land pollution [Member]
Disclosure of contingent liabilities [line items]
Pollution compensation per acre fixed for dry land | ₨ / a				0.0013
Pollution compensation per acre fixed for wet land | ₨ / a				0.0017
Pollution Compensation Payments				₨ 3.0